Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000237195 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Web3 ETF
Class Name	Bitwise Web3 ETF
Trading Symbol	BWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
Additional Information Phone Number	1‑866‑880‑7228
Additional Information Website	www.bwebetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Web3 ETF	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on October 3, 2022 through December 31, 2024, BWEB returned +120.84%, compared to +65.54% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to technology and crypto-related equities, which saw a substantial rally alongside strong price action in crypto assets. Portfolio constituents ranged in performance between ‑38.99% and +920.89%. The portfolio’s strongest performers included Nvidia (+920.89%), Applied Digital (341.62%), and Meta (+318.97%).
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like many of the companies in BWEB, as the new U.S. administration has advocated a favorable stance toward technologies including crypto and artificial intelligence. We continue to see value in the exposure BWEB offers to some of the world’s most innovative and forward-looking public companies, and believe that the long-term trend of growth in the Web3 market is compelling.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 10/3/22
Bitwise Web3 ETF	27.03%	42.28%
Bitwise Web3 Equities Index	27.69%	43.08%
S&P 500 Index	25.02%	25.15%

Performance Inception Date	Oct. 03, 2022
Net Assets	$ 3,533,472
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 22,377
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$3,533,472

Total advisory fees paid	$22,377

Total number of portfolio holdings	40

Period portfolio turnover rate	28%

Holdings [Text Block]
Summary of Holdings by Sector
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

Information Technology	39.6%

Communication Services	30.0%

Financials	21.8%

Real Estate	5.0%

Consumer Discretionary	1.7%

Energy	1.6%

Other Assets in Excess of Liabilities	0.3%

Total	100.0%

C000240952 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Trading Symbol	BITC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to June 30, 2024.
Additional Information Phone Number	1‑866‑880‑7228
Additional Information Website	www.bitcetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$129	0.85%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on March 20, 2023 through December 31, 2024, BITC returned +185.46%, compared to +52.80% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to bitcoin futures contracts, which performed strongly alongside a rally in the price of bitcoin. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in bitcoin futures to a rules-based rotation strategy that invests entirely in either bitcoin futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like bitcoin, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure BITC offers, and believe that the long-term trend of growth in the crypto market is compelling.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 03/20/23

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	103.06%	79.90%

S&P 500 Index	25.02%	26.79%

Performance Inception Date	Mar. 20, 2023
Material Change Date	Dec. 03, 2024
Net Assets	$ 18,989,638
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 103,149
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$18,989,638

Total advisory fees paid	$103,149

Total number of portfolio holdings	2

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bills	26.3%

Money Market Funds	68.9%

Other Assets in Excess of Liabilities	4.8%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin Strategy Optimum Roll ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin Futures Contracts.

Material Fund Change Name [Text Block]	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin Strategy Optimum Roll ETF.
Material Fund Change Strategies [Text Block]
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin Futures Contracts.

C000243870 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Trading Symbol	AETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to June 30, 2024.
Additional Information Phone Number	1‑866‑880‑7228
Additional Information Website	www.aethetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on September 29, 2023 through December 31, 2024, AETH returned 81.51%, compared to +39.64% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to ethereum futures contracts, which performed strongly alongside a rally in the price of ethereum. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in ethereum futures to a rules-based rotation strategy that invests entirely in either ethereum futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like ethereum, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure AETH offers, and believe that the long-term trend of growth in the crypto market is compelling.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	33.01%	60.65%
S&P 500 Index	25.02%	30.41%

Performance Inception Date	Sep. 29, 2023
Material Change Date	Dec. 03, 2024
Net Assets	$ 8,345,202
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 86,502
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,345,202
Total advisory fees paid	$86,502
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bills	96.8%
Money Market Funds	3.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Ethereum Strategy ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Ether Futures Contracts.

Material Fund Change Name [Text Block]	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Ethereum Strategy ETF.
Material Fund Change Strategies [Text Block]
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Ether Futures Contracts.

C000245670 [Member]
Shareholder Report [Line Items]
Fund Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Class Name	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Trading Symbol	BTOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1‑866‑880‑7228.
Material Fund Change Notice [Text Block]	This report contains material fund changes that occurred subsequent to June 30, 2024.
Additional Information Phone Number	1‑866‑880‑7228
Additional Information Website	www.btopetf.com/materials
Expenses [Text Block]
What were the Fund’s cost for the last year?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	$112	0.85%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From its commencement of operations on September 29, 2023 through December 31, 2024, BTOP returned +136.40%, compared to +39.64% for the S&P 500. The Fund’s outperformance was driven primarily by its exposure to bitcoin and ethereum futures contracts, which performed strongly alongside a rally in the price of bitcoin and ethereum. The Fund adopted its current investment strategy on December 3, 2024, pivoting from a strategy that invested only in an equal mix of bitcoin and ethereum futures to a rules-based rotation strategy that invests entirely in either an equal mix of bitcoin and ethereum futures or U.S. Treasuries, depending on market momentum. The new strategy aims to provide higher risk-adjusted returns than a traditional buy‑and‑hold strategy by participating in sustained rallies while prioritizing capital preservation in uncertain markets.
Over the next 6‑12 months, we expect the environment to remain favorable for risk assets like bitcoin and ethereum, as the new U.S. administration has advocated a favorable stance toward crypto assets. We continue to see value in the risk-managed exposure BTOP offers, and believe that the long-term trend of growth in the crypto market is compelling.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Fund Performance Growth of an Assumed $10,000 Investment
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 09/29/23

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF	64.51%	98.21%

S&P 500 Index	25.02%	30.41%

Performance Inception Date	Sep. 29, 2023
Material Change Date	Dec. 03, 2024
Net Assets	$ 5,262,810
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 68,483
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,262,810

Total advisory fees paid	$68,483

Total number of portfolio holdings	2

Period portfolio turnover rate	0%

Holdings [Text Block]
Summary of Holdings by Investment Type
The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets

U.S. Treasury Bills	77.8%

Money Market Funds	22.2%

Other Assets in Excess of Liabilities	0.0%

Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin and Ether Equal Weight Strategy ETF.
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin and Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin and Ether Futures Contracts.

Material Fund Change Name [Text Block]	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF had a name change on December 3, 2024, as the Fund was formerly named Bitwise Bitcoin and Ether Equal Weight Strategy ETF.
Material Fund Change Strategies [Text Block]
The Fund utilizes a “long-flat” trend-following investing strategy pursuant to which the Adviser rotates the Fund’s exposure between 100% exposure to Bitcoin and Ether Futures Contracts and 100% exposure to U.S. Treasury securities. Prior to December 3, 2024, the Fund followed an investment strategy with 100% exposure to Bitcoin and Ether Futures Contracts.